Dividends to shareholders (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends to shareholders
Second interim	$ 3,249	$ 3,052	$ 3,047
First interim	1,597	1,550	1,440
Total	$ 4,846	$ 4,602	$ 4,487
Second interim, per share	$ 2.1	$ 1.97	$ 1.97
First interim, per share	1.03	1	0.93
Total, per share	$ 3.13	$ 2.97	$ 2.9
Unclaimed dividends, forfeiture period	12 years
Unclaimed dividends forfeited and adjusted for in retained earnings	$ 0	$ 0	$ 0